INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	$ 8,329	$ 6,717
Intangible assets	3,086	3,244
Investments and derivatives	125	99
Deferred tax assets	234	228
Other assets	225	216
Total non-current assets	11,999	10,504
Current assets
Inventories	115	111
Trade and other receivables	783	690
Investments and derivatives	113	86
Current income tax assets	94	70
Other assets	350	344
Cash and cash equivalents	2,339	2,252
Total current assets	3,794	3,553
Assets classified as held for sale	1,901	1,864
Total assets	17,694	15,921
Equity
Equity attributable to equity owners of the parent	591	586
Non-controlling interests	972	919
Total equity	1,563	1,505
Non-current liabilities
Debt and derivatives	9,439	9,404
Provisions	105	87
Deferred tax liabilities	22	115
Other liabilities	57	36
Total non-current liabilities	9,623	9,642
Current liabilities
Trade and other payables	1,870	2,031
Debt and derivatives	3,142	1,242
Provisions	78	109
Current income tax payables	222	228
Dividend payable	4	0
Other liabilities	820	773
Total current liabilities	6,136	4,383
Liabilities associated with assets held for sale	372	391
Total equity and liabilities	$ 17,694	$ 15,921